Nature of Business and Organization (Details)	12 Months Ended
	Dec. 31, 2020	May 08, 2019
Nature of Business and Organization (Details) [Line Items]
Equity interests, percentage	20.00%
Voting ownership interest		50.00%
Services agreement, description	For such services, Jiangsu Yanggu agrees to pay service fees in the amount of 100% of its net income to Oriental Culture WFOE and also Oriental Culture WFOE has the obligation to absorb 100% of the losses of Jiangsu Yanggu.
Foregoing contractual arrangements, description	Based on the foregoing contractual arrangements, which grant Oriental Culture WFOE effective control of Jiangsu Yanggu and its subsidiaries and obligates Oriental Culture WFOE to absorb 100% of the loss from its activities, as well as enable Oriental Culture WFOE to receive 100% of the expected residual returns, the Company accounts for Jiangsu Yanggu and its subsidiaries as VIEs.
Jiangsu Yanggu [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interests, percentage		100.00%